Assets/Liabilities for Insurance Contracts - Summary of Debts with Insureds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Total	$ 597,791	$ 574,718
Property & casualty [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	396,514	162,318
Property & casualty [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	320,483	92,481
Property & casualty [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	11,255	15,331
Property & casualty [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	1,604	654
Property & casualty [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	5,608	2,475
Property & casualty [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	2,107	1,597
Property & casualty [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	55,457	49,780
Life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	201,096	412,386
Life insurance contracts [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	175,748	375,120
Life insurance contracts [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	5,523	7,310
Life insurance contracts [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	6,538	1,028
Life insurance contracts [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	417	2,191
Life insurance contracts [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	6,900	6,769
Life insurance contracts [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	5,861	19,558
Life insurance contracts [member] | Redemptions Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	109	408
Life insurance contracts [member] | Creditors for Premiums to be Refunded [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	0	2
Retirement insurance [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	181	14
Retirement insurance [member] | Annuities Payable in Arrears [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	8	$ 14
Retirement insurance [member] | Others [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	$ 173